DISCLOSURE OF OTHER INFORMATION (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Issued capital	$ 353,618	$ 353,618
Dividend payables		324,295	$ 174,266
Dividends paid, classified as financing activities	182,109	257,421	121,586
Dividends recognised as distributions to owners of parent	182,040	256,029	119,499
Insurance compensation			35,000
Cost of inventories recognised as expense during period	3,861,891	3,662,348	$ 3,510,009
Cost of Rendering Services	$ 48,487	60,401
Interim dividend [Member]
Statement [Line Items]
Percentage of dividend distribution	20.00%
Ordinary shares [member]
Statement [Line Items]
Issued capital	$ 353,618	$ 353,618